Basis of presentation	12 Months Ended
Dec. 31, 2023
Disclosure Of Basis Of Presentation [Abstract]
Basis of presentation
2.
Basis of presentation

a.
Statement of compliance – These consolidated financial statements have been prepared in accordance with the International Financial Reporting Standards, as issued by the International Accounting Standards Board ("IFRS"), its amendments and interpretations issued and outstanding or issued and adopted early on the date of preparation of these consolidated financial statements.

b.
Translation into English – The accompanying consolidated financial statements have been translated from Spanish into English for use outside of Mexico.

c.
Basis of preparation – The consolidated financial statements have been prepared on the historical cost basis except for assets and liabilities assumed in the business combinations on the date of purchase, which were recorded at fair value, derivative financial instruments and non-derivative financial instruments with changes in profit and loss, rights use of assets, liabilities for corresponding lease and the liabilities for defined benefits are recognized at present value.

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Historical cost – Historical cost is generally based on the fair value of the consideration given in exchange for goods and services.

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Fair value – Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date, regardless of whether that price is directly observable or estimated using another valuation technique. In estimating the fair value of an asset or a liability, the Company takes into account the characteristics of the asset or liability if market participants would take those characteristics into account when pricing the asset or liability on the measurement date. When there are no market and/or market participants willing to create a market, IFRS establishes a fair value hierarchy that gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to measurements involving significant unobservable inputs (Level 3 measurements).

The levels of fair value hierarchy are as follows:

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Level 1 inputs are quoted prices in active markets for identical assets or liabilities that the entity can access on the measurement date;
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Level 2 inputs are other than quoted prices included within Level 1, that are observable for the asset or liability, either directly or indirectly; and
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Level 3 inputs are unobservable inputs for the asset or liability.
d.
Consolidation of financial statements – The consolidated financial statements include those of Grupo Aeroportuario del Pacífico, S.A.B. de C.V. and its subsidiaries in which the Company has control, for the years ended December 31, 2021, 2022 and 2023. The consolidated subsidiaries are as follows:

Company	% participation	Location	Activity
Aeropuerto de Aguascalientes, S.A. de C.V.	99.99%	Mexico	Operation of airport
Aeropuerto del Bajío, S.A. de C.V.	99.99%	Mexico	Operation of airport
Aeropuerto de Guadalajara, S.A. de C.V.	99.99%	Mexico	Operation of airport
Aeropuerto de Hermosillo, S.A. de C.V.	99.99%	Mexico	Operation of airport
Aeropuerto de La Paz, S.A. de C.V.	99.99%	Mexico	Operation of airport
Aeropuerto de Los Mochis, S.A. de C.V.	99.99%	Mexico	Operation of airport
Aeropuerto de Manzanillo, S.A. de C.V.	99.99%	Mexico	Operation of airport
Aeropuerto de Mexicali, S.A. de C.V.	99.99%	Mexico	Operation of airport
Aeropuerto de Morelia, S.A. de C.V.	99.99%	Mexico	Operation of airport
Aeropuerto de Puerto Vallarta, S.A. de C.V.	99.99%	Mexico	Operation of airport
Aeropuerto de San José del Cabo, S.A. de C.V.	99.99%	Mexico	Operation of airport
Aeropuerto de Tijuana, S.A. de C.V.	99.99%	Mexico	Operation of airport
Corporativo de Servicios Aeroportuarios, S.A. de C.V. (CORSA)	99.99%	Mexico	Provides personnel services
Fundación Grupo Aeroportuario del Pacífico, A.C. (Fundación GAP)	99.99%	Mexico	Non-profit Organization dedicated to social orientation and infrastructure support of educational institutions
Puerta Cero Parking, S.A. de C.V. (PCP)	99.99%	Mexico	Operation of parking lot
Servicios a la Infraestructura Aeroportuaria del Pacífico, S.A. de C.V. (SIAP)	99.99%	Mexico	Administrative services
Aerocomercializadora del Pacifico, S.A. de C.V. (ADP)	99.99%	Mexico	Operation of infrastructure and other commercial services
Desarrollo de Concesiones Aeroportuarias, S.L. (DCA)	100.0%	Spain	Management administration, maintenance, servicing of all types of infrastructure
MBJ Airports Limited (MBJA)	74.50%	Jamaica	Operation of airport
PAC Kingston Airport Limited (PACKAL)	100%	Jamaica	Operation of airport
GA del Pacífico es do Brasil, LTDA	99.99%	Brazil	No operation
Inmuebles Especializados Matrix, S.A. de C.V. (IEM)*	100%	Mexico	Subleasing of cargo operation areas and hangars
Aerohoteles del Pacífico, S.A. de C.V. (AHP)*	100%	Mexico	Operation of hotels with other integrated services

* These subsidiaries are consolidated since 2023.

Control is achieved when the Company:

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Has power over the investee;
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Is exposed, or has rights, to variable returns from its involvement with the investee; and
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Has the ability to use its power to affect its returns.

The Company reassesses whether or not it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control listed above.

Consolidation of a subsidiary begins when the Company obtains control over the subsidiary and ceases when the Company loses control of the subsidiary. Income and expenses of a subsidiary acquired or disposed of during the year are included in the consolidated statement of profit or loss and other comprehensive income from the date the Company gains control until the date when the Company ceases to control the subsidiary.

Profit and each component of other comprehensive income are attributed to the owners of the Company and to the non-controlling interests. Total comprehensive income of subsidiaries is attributed to the owners of the Company and to the non-controlling interests even if this results in the non-controlling interests having a deficit balance.

When necessary, adjustments are made to the consolidated financial statements of subsidiaries to bring their accounting policies into line with the Company’s accounting policies.

All intragroup assets and liabilities, equity, income, expenses and cash flows relating to transactions between members of the Company are eliminated in full on consolidation. Unrealized gains arising from transactions with equity accounted investees are eliminated against the investment to the extent of the Company’s interest in the investee. Unrealized losses are eliminated in the same way as unrealized gains, but only to the extent that there is no evidence of impairment.

e.
Application of new and revised International Financing Reporting Standards.

Modification of International Financing Reporting Standards (“IFRSs” or “IAS”) and new interpretations that are mandatorily effective from 2023

IFRS 17 Insurance Contracts

IFRS 17 establishes principles for the recognition, measurement, presentation and disclosure of insurance contracts and replaces IFRS 4 Insurance Contracts.

IFRS 17 describes a general model, which is modified for insurance contracts with direct participation features, described as the Variable Rate Approach. The general model is simplified if certain criteria are met by measuring the remaining coverage liability using the premium allocation method.

The general model will use current assumptions to estimate the amount, timing and uncertainty of future cash flows and explicitly measure the cost of that uncertainty, take into account market interest rates and the impact of policyholder options and guarantees.

In June 2020, the International Accounting Standards Board (IASB) issued amendments to IFRS 17 to address concerns and implementation changes that were identified after IFRS 17 was published. The amendments defer the initial application date of IFRS 17 (incorporating the amendments) to annual reporting beginning on or after January 1, 2023. At the same time, the IASB issued a Temporary Extension of Exemption to Apply IFRS 9 (Amendments to IFRS 4) that extends the expiration date of the temporary exemption to apply IFRS 9 in IFRS 4 for annual periods beginning on or after January 1, 2023.

IFRS 17 should be applied retrospectively unless it is impractical, in which case the retrospective approach will be modified or the fair value approach will be applied.

In accordance with the transition requirements, the date of initial application is the beginning of the annual reporting period in which the Company applies the Standard for the first time and the transition date is the beginning of the period immediately preceding the date of initial application.

The adoption of this standard has no material impact on the Company’s consolidated financial statements.

Amendments to IAS 1 Classification of Liabilities as Current and Non-Current

The amendments to IAS 1 affect the presentation of liabilities as current and non-current in the consolidated statement of financial position and not the amount or timing at which any asset, liability, income or expense is recognized, or the information disclosed about those items.

The amendments clarify that the classification of liabilities as current and non-current is based on the rights to exist at the end of the reporting period, specify that the classification is not affected by expectations about whether the entity will exercise the right to defer settlement of the liability, explain that rights exist if there are covenants to be met at the end of the reporting period, and introduce a definition of 'arrangement' to make it clear that the arrangement refers to the transfer of cash from the counterparty, equity instruments, other assets or services.

The adoption of this standard has no material impact on the Company’s consolidated financial statements.

Amendments to IAS 1 and IFRS 2 - Amendments to IAS 1 and IFRS 2 Practice Statement

The amendments are intended to assist entities in providing disclosures about accounting policies that are more useful by:

Replacing the requirement for entities to disclose their significant accounting policies.

Adding guidance on how entities apply the concept of materiality in making decisions about disclosures about accounting policies.

The amendments replace the term "significant" with "material", in the absence of a definition of the term "significant" in IFRS, the board decided to replace it with "material" in the context of disclosing information about accounting policies. "Material" is a defined term in IFRS and is widely understood by users of financial statements, according to the board.

In assessing the materiality of accounting policy disclosures, entities should consider both the size of transactions, other events or conditions and the nature of those events or conditions.

The amendments have added examples of circumstances in which an entity is likely to consider accounting policy disclosures to be material.

The adoption of this standard has no material impact on the Company’s consolidated financial statements.

Amendments to IAS 8 - Amendments to the definitions of accounting policy estimates

The amendments introduce a new definition of "accounting estimates, where the amendments clarify the distinction between changes in accounting estimates and changes in accounting policies and the correction of errors. In addition, they clarify how entities use measurement techniques to develop accounting estimates.

The amendments specify that the effects on an accounting estimate of a change in an input or a change in a measurement technique are changes in accounting estimates if they are not the result of correcting prior period errors. The previous definition of a change in accounting estimate specified that changes in accounting estimates may result from new information. Therefore, such changes are not corrections of errors.

The amendments apply to changes in accounting policies and changes in accounting estimates that occur on or after the beginning of the effective date.

The adoption of this standard has no material impact on the Company’s consolidated financial statements.

Amendments IAS 12 - Deferred income taxes related to assets and liabilities arising from a single transaction

The amendments clarify that deferred income taxes must be recognized on these types of transactions. Applying mainly to the initial recognition of right-of-use assets and lease liabilities under IAS 16 Leases and in the recognition of assets and liabilities when there are provisions for decommissioning under IAS 37 Provisions, Contingent Liabilities and Contingent Assets.

The adoption of this standard has no material impact on the Company’s consolidated financial statements.

f.
Functional and presentation currency – The consolidated financial statements and notes as of December 31, 2021, 2022 and 2023, and for the years then ended, are prepared in pesos, which is both, the functional and reporting currency of the Company and are presented in thousands of pesos.

The assets and liabilities of foreign operations, including the fair value of assets arising on acquisition, are translated at the exchange rates as of year–end for each period.

Income and expenses of foreign operations are translated at the average exchange rate for the period of transactions. During 2021, 2022 and 2023, the average exchange rate were as follows:

Currency	2021		2022		2023
Pesos / USD	Ps.	20.2813	Ps.	20.1254	Ps.	17.7665
USD / Euros		USD$1.1835		USD$1.0539		USD$1.0816

g.
Use of estimates and critical judgments in preparing the consolidated financial statements – The preparation of consolidated financial statements in conformity with IFRS requires management to make estimates and assumptions that affect the application of accounting policies relating to the reported amounts of assets, liabilities and income and expenses of the relevant period. Actual results could differ from these estimates.

The following are estimates and assumptions that involve inherent uncertainty within the next financial year and are included in the following notes:

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Expected credit loss (ECL) (Note 6)
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Definition of useful lives and depreciation and amortization periods (Notes 3.c. and 3.d.)
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Capitalization of improvements to concession assets (Notes 3.d and 8)
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Cash flow hedges (Notes 3.h and 15)
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Probability of recovery of deferred income tax from tax loss carryforwards (Note 12.g)
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Assumptions used to determine liabilities for retirement benefits (Note 17)
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Contingent liabilities (Note 27)
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Discount rates to determine the right-of-use assets and lease liabilities.

In addition to the estimates, the Company makes critical judgments in applying its accounting policies, which have a material effect on the amounts recognized in the consolidated financial statements. Management believes that the decisions made are the most reasonable based on the information available, on the judgments made and the way it manages the operation of the Company. Critical judgments relate to the following:

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Accounting for the Concession – Management believes it has carried out a comprehensive implementation of the standards applicable to the accounting treatment of its concessions in Mexico and Jamaica and it determined that, among others, International Financial Reporting Interpretation (IFRIC) 12 Service Concession Arrangements is applicable to the Company. The Company treats its investments related to improvements and upgrades to be performed in connection with the MDP for Mexican and Jamaican Entities under the intangible asset model established by IFRIC 12 and does not recognize a provision for maintenance, as all investments required by the MDP, regardless of their nature, directly increase the Maximum Tariff per traffic unit (MT). Accordingly, all amounts invested under the MDP have a direct correlation to the amount of fees the Company will be able to charge each passenger or cargo service provider, and thus, a direct correlation to the amount of revenues the Company will be able to generate. As result, management defines all expenditures associated with investments required by the MDP as revenue generating activities given that they ultimately provide future benefits, whereby subsequent improvements and upgrades made to the concession are recognized as intangible assets based on the principles of IFRIC 12. Additionally, compliance with the committed investments per the MDP is mandatory, as well as the fulfillment of the MT and therefore, in case of default in any of these obligations (MDP or MT), the Company could be subject to sanctions and even its concession could be revoked. To determine the amortization period of the intangible asset associated with the improvements and upgrades made to comply with the MDP, the Company focuses on the period in which it will generate future economic benefits or the concession term, whichever is less.
h.
Income from operations – This line item is made up by total revenues less operating costs. Although the presentation of income from operations is not required by nor is it defined under IFRS, it is included in the consolidated statements of profit or loss and other comprehensive income because management believes it represents a useful and reliable measure of the economic and financial performance of the Company.
i.
Comprehensive income – Comprehensive income comprised the net income of the period, plus other comprehensive income (loss) items of the same period. For the years ended December 31, 2021, 2022 and 2023, other comprehensive income is represented by the effects of translation of foreign operations, actuarial remeasurements and the reserve of cash flow hedges of financial instruments net of taxes. At the moment the assets and liabilities giving rise to other comprehensive income are realized, the latter are reclassified to the income statement, if permitted under IFRS.
j.
Classification of cost and expenses – Costs and expenses presented in the consolidated statements of profit or loss and other comprehensive income were classified according to their nature.